Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, January 1, Other Assets	$ 11,390	$ 6,315
Total realized gains included in income, Other Assets	376	75
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Assets	0	0
Purchases, issuances and settlements, net, Other Assets	5,565	5,000
Transfers out of Level 3, Other Assets	0	0
Fair value, December 31, Other Assets	17,331	11,390
Fair value, January 1, Other Liabilities	0	0
Total realized gains included in income, Other Liabilities	0	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Liabilities	0	0
Purchases, issuances and settlements, net, Other Liabilities	0	0
Transfers out of Level 3, Other Liabilities	0	0
Fair value, December 31, Other Liabilities	0	0
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31, Other Assets	0
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31, Other Assets	$ 376	$ 75